Mineral resource exploration and evaluation expenditure	12 Months Ended
Dec. 31, 2019
Disclosure of exploration and evaluation assets [abstract] [Abstract]
Disclosure of exploration and evaluation assets [text block]
Note 23

Mineral resource exploration and evaluation expenditure

Given the nature of operations of the Company and the type of exploration it undertakes, disbursements for exploration can be found in 4 stages: implementation, economically feasible, not economically feasible and in exploitation:

(a)

Implementation:
Disbursements for prospecting under implementation and therefore prior to determination of economic feasibility, are classified in accordance with Note 3.23 as
Non-Current Assets, in the line item Construction in progress of Property, Plant and Equipment
.

-	Chile: ThUS$ 12,841 and ThUS$ 10,292 corresponds to exploration relating caliche and brine exploration as of December 31, 2019 and 2018.

-
For Mt Holland, total disbursements corresponding to construction in progress (which includes exploration disbursements) amount to ThUS$ 30,475 as of December 31, 2019, and ThUS$ 11,298 as of December 31, 2018
.

(b)

Economically feasible
: Prospecting disbursements corresponding to caliche exploration, wherein the study concluded that its economic feasibility is viable, are classified under “Other Non-current Non-Financial Assets”, The balance as of December 31, 2019, is ThUS$ 6,576 and as of December 31, 2018, it is ThUS$ 5,099.

At December 31, 2019, ThUS$ 3,433 corresponding to advanced metallic exploration are also presented under the heading "Other Non-Current Non-Financial Assets". As of 31 December 2018, there were no capitalizations for this concept.

For the exploration of the Salar de Atacama, the associated assets correspond to wells that can be used both in monitoring and exploitation of the Salar, Therefore, once the studies are concluded, these are classified as “Non-current Assets” in “Properties, Plants and Equipment”, assigning them a technical useful life of 10 years.

(c)

Not economically feasible
: Prospecting disbursements, once finalized and concluded to be not economically feasible, are charged to profit and loss.
As of December 31, 2019, there was a total of ThUS$ 165 for this concept, and as of December 31, 2018, there were no disbursements for this concept
.

(d)

In Exploitation:
Caliche exploration disbursements that are found in this area are amortized based on the material exploited, the portion that is exploited in the following 12 months is presented as “Current Assets” in the “Process Inventories”, the remaining portion is classified as “Other Non-current Non-Financial Assets”.

As of December 31, 2019, the amount in “Current Assets” is ThUS$ 1,367 and the balance as of December 31, 2018 for this concept is
ThUS$ 2,028, while in the item “Other Non-current Non-Financial Assets” as of December 31, 2019 is ThUS$ 8,645 and as of December 31, 2018 is ThUS$ 9,791.